Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Commitments and contingencies
48.	Commitments and contingencies

(a)	Guarantees, acceptances and credit commitments as of December 31, 2024 and 2025 are as follows:

	2024		2025
Guarantees and purchase agreements:
Outstanding guarantees	~~W~~	15,315,381	18,642,539
Contingent guarantees		5,068,782	4,917,473
ABS and ABCP purchase agreements		2,123,665	2,649,382

		22,507,828	26,209,394

Commitments to extend credit:
Loan commitments in won		93,064,772	95,042,772
Loan commitments in foreign currency		28,613,692	25,559,545
Unused credit commitments		90,700,766	93,230,869
Other agreements		6,601,564	6,483,867

		218,980,794	220,317,053

Endorsed bills:
Secured endorsed bills		1,367	12,574
Unsecured endorsed bills		11,937,894	10,560,935

		11,939,261	10,573,509

	~~W~~	253,427,883	257,099,956

(b)	Pending litigations
The Group’s pending lawsuits as a defendant as of December 31, 2025 are as follows:

Case	Number of claims	Claim amount		Description	Status
Return of unjust earning	1	~~W~~	5,027	The plaintiff, a residents’ representative council composed of apartment residents, claims that, following a final court judgment invalidating the formation of the 5th and 6th residents’ representative councils of the apartment complex, illegal acts occurred in the handling of the plaintiff’s Shinhan Bank account, including the transfer of account ownership, in connection with a change in the plaintiff’s representative at the time, thereby causing damages to the plaintiff.	The first trial is ongoing as of December 31, 2025.

Loss claim	2		73,830	A case in which OO Bank and OO Securities filed a lawsuit for damages against employees of Shinhan Securities Co., Ltd. alleging their involvement in the illegal activities of Lime Asset Management.	The second trial is ongoing as of December 31, 2025. (*1)

Loss claim	2		36,937	A case in which OO Bank and OO Securities filed a lawsuit for damages against employees of Shinhan Securities Co., Ltd. alleging their involvement in the illegal activities of Lime Asset Management.	The first trial is ongoing as of December 31, 2025. (*2)

Loss claim regarding responsibility for construction completion in a management-type land trust	9		261,630	Lenders holding claims for principal and interest have filed lawsuits for damages against Shinhan Asset Trust Co., Ltd., regarding its failure to meet construction completion deadlines under managed land trust agreements with completion guarantees	(*3)

Other trust-related litigations	718		640,999	Claims against Shinhan Asset Trust Co., Ltd. for defect-related damages, refund of the purchase price, and other related claims	(*4)

Case	Number of claims	Claim amount		Description	Status
Others	465	390,946	Includes multiple cases: Shinhan Bank
~~W~~
164,553 million (264 cases), Shinhan Card
~~W~~
13,206 million (49 cases), Shinhan Securities
~~W~~
120,534 million (28 cases), Shinhan Life
~~W~~
10,350 million (93 cases), Shinhan Capital
~~W~~
				30,864 million (4 cases), and others.	(*5)

	1,197	~~W~~	1,409,369

(*1)	Following a partial loss in the first trial on February 14, 2025, approximately ~~W~~ 63,200 million was paid. An appeal has been filed and the case is currently pending in the second trial.
(*2)
Subsequent to the end of the reporting period, a partial loss was decided in the first trial on February 5, 2026, and approximately
~~W~~
41,500 million was paid. As of December 31, 2025 the Group has recognized litigation provisions of approximately
~~W~~
40,100 million.

(*3)
As of the end of the reporting period, there were five cases pending in the court of first instance (claim amount:
~~W~~
169,930 million) and four cases pending in the court of second instance (claim amount:
~~W~~
91,700 million). However, subsequent to the reporting period, all cases were concluded through withdrawal of the lawsuits following separate settlements with the plaintiffs.

(*4)
These lawsuits are related to the trust business of Shinhan Asset Trust Co., Ltd. In the event of a loss, the judgment amount (principal and interest) will be paid from the trust account or can be recovered through a right of indemnity against trust-related parties. Accordingly, the impact on the Group’s own account is expected to be limited.

(*5)
Subsequent to the reporting period, on February 11, 2026, an unfavorable judgment was issued by
the court of first instance in a claim

for damages
related to
the

trust business (1 case, claim amount:
~~W~~
7,005 million), and on February 12, 2026, a partially
unfavorable
judgment was issued by
 the court of second instance in a lawsuit
seeking contractual
agreed payments filed by a
plaintiff
(1 case, claim amount:
~~W~~
5,000 million). As of December 31, 2025, the Group recognized provisions for litigation amounting to
~~W~~
3,694 million and
~~W~~
7,379 million, respectively, in

connection with these
cases. The cases are currently pending on appeal and before the Supreme Court, respectively.

As of December 31, 2025, the Group has recorded
~~W~~
144,173 million and
~~W~~
5,732 million, respectively, as provisions and insurance contract liabilities for litigations, etc., which have been decided to lose at the first trial. The outcome of the remaining litigations other than those accounted for provisions, etc. are not expected to have a material impact on the consolidated financial statements, but additional losses may result from future litigation.

(c)
As a Prime Brokerage Service (PBS) provider, Shinhan Securities Co., Ltd. entered into a total return swap (TRS) agreement, derivatives that exchange profits and losses from underlying assets such as stocks, bonds, and funds, with a fund managed by Lime Asset Management (the “Lime Fund”). Through the TRS agreement with Shinhan Securities Co., Ltd., the Lime Fund invested approximately USD 200 million in the IIG Global Trade Finance Fund, IIG Trade Finance Fund, and IIG Trade Finance Fund–FX Hedge (hereinafter referred to as the “IIG Fund”) between May and September 2017. In 2019, under the management instructions of Lime Asset Management, Shinhan Securities Co.,

Ltd. made an
in-kind
investment of the IIG Fund into LAM Enhanced Finance III L.P. (the “LAM III Fund”) and acquired beneficiary certificates of the LAM III Fund. The recoverable value of the LAM III Fund’s beneficiary certificates is dependent on the recoverable value of the IIG Fund previously invested in kind. In November 2019, the IIG Fund was subject to a registration cancellation and asset freeze by the U.S. Securities and Exchange Commission (SEC).
In its interim inspection report issued in February 2020, the Financial Supervisory Service (FSS) stated that Shinhan Securities Co., Ltd. was involved in concealing losses and committing fraud in connection with the Lime Fund while operating TRS agreements, and a related prosecution investigation has since been ongoing. On November 12, 2021, the Financial Services Commission (FSC) finalized institutional sanctions against Shinhan Securities Co., Ltd., including a six-month
ban on the sale of new private equity funds. In addition, the former director of Prime Brokerage Services at Shinhan Securities Co., Ltd. was arrested and indicted on charges of fraud and violation of the Financial Investment Services and Capital Markets Act. The director was subsequently found guilty.
On January 22, 2021, the prosecution indicted Shinhan Securities Co., Ltd. for violations of the Financial Investment Services and Capital Markets Act arising from the actions of the former director of its Prime Brokerage Services (PBS) division. Subsequently, on March 15, 2023, the court imposed a fine of
~~W~~
50 million on Shinhan Securities for breach of its supervisory duties.
Taking into consideration the resolutions of the Board of Directors and the results of the dispute settlement committee of the Financial Supervisory Service, Shinhan Securities Co., Ltd. has completed, or plans to carry out, compensation and liquidity support for certain products, including the Lime Trade Finance Fund.

(d)
From May 2014 to November 2019, Shinhan Securities Co., Ltd. sold trust instruments related to the Gen2 project. As of December 31, 2025, redemptions for the entire outstanding balance of approximately
~~W~~
420 billion have been suspended, and repayments have been delayed. In accordance with a resolution of the Board of Directors dated September 28, 2021, Shinhan Securities Co., Ltd. decided to compensate customers who agreed to the suspension of redemption by paying 40% of their invested principal, with the remaining balance to be settled upon recovery of the underlying investments. On August 29, 2023, the Board of Directors resolved to proceed with a private settlement under a post-settlement arrangement. Furthermore, on December 8, 2023, the Board resolved to proceed with private settlements under a post-settlement arrangement for the
NH-UK
Peterborough Power Plant Trust product, and on September 2, 2025, the Complaints Review Committee resolved to apply the same approach to the Lime M360 Fund and other related trust products.

(e)
Shinhan Asset Trust Co., Ltd. is engaged in completion-guaranteed land trust projects, under which the company assumes responsibility for ensuring project completion in the event the contractor fails to do so. If Shinhan Asset Trust Co., Ltd. fails to fulfill this obligation, it is liable to compensate financial institutions for any losses incurred. For the period ended December 31, 2025, Shinhan Asset Trust Co., Ltd. had entered into agreements for a total of 16 projects (including those already completed), such as a studio apartment development in Sincheon-dong,
Siheung-si,
Gyeonggi Province, under a management-type land trust with a guaranteed completion clause. As of December 31, 2025, the total project financing (PF) commitment amount from financial institutions related to these projects was
~~W~~
1,059,277 million, and the outstanding PF loan balance amounted to
~~W~~
993,054 million.

As of December 31, 2025, the guaranteed completion deadlines for 8 project sites (including completed ones) have passed. The total project financing (PF) loan commitment limits for these sites amount to
~~W~~
249,927 million, with loan balances of
~~W~~
224,123 million.
Shinhan Asset Trust Co., Ltd. continuously assesses the impact of off-balance
sheet commitments to ensure that they are appropriately reflected in the financial statements, if necessary.

(f)
As of December 31, 2025, Shinhan Asset Trust Co., Ltd. may lend a portion of the total project cost to the trust account in relation to loan-type land trust agreements, etc., and the maximum commitment amount of PF loans (unused limit) is
~~W~~
263,836 million. Regarding the project, Shinhan Asset Trust Co., Ltd. is not unconditionally obligated to provide trust account loans. Instead, such decisions are made after comprehensively considering factors such as the proprietary account and the cash flow plans of each trust project.

(g)
As of December 31, 2025, Shinhan Securities Co., Ltd. is under investigation by the Korea Fair Trade Commission regarding alleged unfair collusion among financial institutions
.
In addition, Shinhan Life Insurance is expected to receive inspection results and corrective action requirements for certain matters identified during the regular examination conducted by the Financial Supervisory Service in 2023.

(h)
Shinhan Bank, in accordance with the
Dual Recourse Bonds Act
and the covered bond issuance program agreement, separately registers and manages a cover pool to secure the repayment of covered bonds. To maintain the eligibility of the cover pool, Shinhan Bank performs a collateral maintenance ratio test on each calculation date to ensure that the adjusted total collateral amount remains at or above a specified percentage (minimum collateral ratio) of the outstanding issuance balance. In addition, from 12 months prior to the maturity of covered bonds, Shinhan Bank conducts a pre-maturity
liquidity test and has agreed to
pre-accumulate
liquidity assets necessary for repayment at maturity upon the occurrence of certain events, such as a credit rating downgrade.

As of December 31, 2024 and 2025, the carrying amounts of covered bonds issued by Shinhan Bank are
~~W~~
1,852,365 million and
~~W~~
1,916,820 million, respectively. The carrying amounts of the cover pools (including residential mortgage loans and liquidity assets) established to comply with the above agreements are
~~W~~
4,458,312 million and
~~W~~
3,647,109 million, respectively.

(i)
Shinhan Card Co., Ltd. is currently subject to an investigation by the supervisory authorities in connection with the leakage of personal information of merchant representatives that occurred between March 2022 and May 2025. The outcome of the investigation cannot be reasonably estimated as of December 31, 2025.